Premises and Equipment	12 Months Ended
Dec. 31, 2015
Premises and Equipment [Abstract]
Premises and Equipment

10.  Premises And Equipment

Premises and equipment consist of the following (in thousands):

	December 31,
	2015	2014
Land	$1,126	$1,066
Buildings and improvements	9,226	8,828
Furniture, computer software and equipment	4,901	4,690
	15,253	14,584
Less: accumulated depreciation	(8,344)	(8,051)
	$6,909	$6,533

Depreciation expense on premises and equipment charged to operations was $506,000 in 2015, $494,000 in 2014 and $497,000 in 2013.